Condensed Consolidating Financial Statements (Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Accounts receivable, net		$ 152.4	$ 149.4
Cash and cash equivalents		930.9	0.5	$ 0.4
Accounts receivable-affiliated		0.0	180.0
Materials and supplies, at average cost		32.8	24.9
Exchange gas receivable		19.0	34.8
Deferred property taxes		52.0	48.9
Deferred income taxes		0.0	60.0
Prepayments and other		48.5	20.8
Total Current Assets		1,235.6	519.3
Investments
Unconsolidated affiliates		438.1	444.3
Investments In and Advance to Consolidated Affiliates		0.0	0.0
Other investments		13.8	2.7
Total Investments		451.9	447.0
Property, Plant and Equipment
Property, plant and equipment		9,052.3	7,935.4
Accumulated depreciation and amortization		(2,988.6)	(2,976.8)
Net Property, Plant and Equipment		6,063.7	4,958.6
Other Noncurrent Assets
Regulatory assets		177.7	151.9
Goodwill		1,975.5	1,975.5
Notes receivable-affiliated		0.0
Postretirement and postemployment benefits assets		115.7	90.0
Deferred income taxes		0.0	0.0
Deferred charges and other		36.1	15.2
Total Other Noncurrent Assets		2,305.0	2,232.6
Total Assets		10,056.2	8,157.5
Current Liabilities
Current portion of long term debt- affiliated		0.0	115.9
Short-term borrowings		15.0	0.0
Short-term borrowings-affiliated		0.0	252.5
Accounts payable		56.8	56.0
Accounts payable-affiliated		0.0	53.6
Customer deposits		17.9	13.4
Taxes accrued		106.0	103.2
Interest accrued		9.5	0.0
Exchange gas payable		18.6	34.7
Deferred revenue		15.0	22.5
Accrued capital expenditures		100.1	61.1
Accrued compensation and related costs		51.9	31.2
Other accruals		70.0	40.1
Total Current Liabilities		460.8	784.2
Noncurrent Liabilities
Long-term debt		2,746.2	0.0
Long-term debt-affiliated		0.0	1,472.8
Deferred income taxes		1,348.1	1,255.7
Accrued liability for postretirement and postemployment benefits		49.4	53.0
Regulatory liabilities		321.6	295.7
Asset retirement obligations		25.7	23.2	26.3
Other noncurrent liabilities		91.4	96.6
Total Noncurrent Liabilities		4,582.4	3,197.0
Total Liabilities		5,043.2	3,981.2
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		4.0	0.0
Additional paid-in capital		4,032.7	0.0
Retained earnings		46.9	0.0
Net parent investment		0.0	4,210.8
Accumulated other comprehensive loss	[1]	(27.0)	(34.5)
Total CPG Equity		4,056.6	4,176.3
Noncontrolling Interest		956.4	0.0
Total Equity		5,013.0	4,176.3
Total Liabilities and Equity		10,056.2	8,157.5
Consolidating adjustments and eliminations
Current Assets
Accounts receivable, net		0.0	0.0
Cash and cash equivalents		0.0	0.0	0.0
Accounts receivable-affiliated		(260.0)	(0.9)
Materials and supplies, at average cost		0.0	0.0
Exchange gas receivable		0.0	0.0
Deferred property taxes		0.0	0.0
Deferred income taxes			0.0
Prepayments and other		(5.7)	(3.7)
Total Current Assets		(265.7)	(4.6)
Investments
Unconsolidated affiliates		0.0	0.0
Investments In and Advance to Consolidated Affiliates		(18,353.3)	(8,338.3)
Other investments		0.0	0.0
Total Investments		(18,353.3)	(8,338.3)
Property, Plant and Equipment
Property, plant and equipment		0.0	0.0
Accumulated depreciation and amortization		0.0	0.0
Net Property, Plant and Equipment		0.0	0.0
Other Noncurrent Assets
Regulatory assets		0.0	0.0
Goodwill		0.0	0.0
Notes receivable-affiliated		(1,848.2)
Postretirement and postemployment benefits assets		(0.4)	0.0
Deferred income taxes		(18.9)	(6.6)
Deferred charges and other		0.0	0.0
Total Other Noncurrent Assets		(1,867.5)	(6.6)
Total Assets		(20,486.5)	(8,349.5)
Current Liabilities
Current portion of long term debt- affiliated			0.0
Short-term borrowings		0.0
Short-term borrowings-affiliated		(233.3)	0.0
Accounts payable		0.0	0.0
Accounts payable-affiliated		(26.7)	(0.9)
Customer deposits		0.0	0.0
Taxes accrued		(5.7)	(3.7)
Interest accrued		0.0
Exchange gas payable		0.0	0.0
Deferred revenue		0.0	0.0
Accrued capital expenditures		0.0	0.0
Accrued compensation and related costs		0.0	0.0
Other accruals		0.0	0.0
Total Current Liabilities		(265.7)	(4.6)
Noncurrent Liabilities
Long-term debt		0.0
Long-term debt-affiliated		(1,848.2)	0.0
Deferred income taxes		(18.9)	(6.6)
Accrued liability for postretirement and postemployment benefits		(0.4)	0.0
Regulatory liabilities		0.0	0.0
Asset retirement obligations		0.0	0.0
Other noncurrent liabilities		0.0	0.0
Total Noncurrent Liabilities		(1,867.5)	(6.6)
Total Liabilities		(2,133.2)	(11.2)
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		0.0
Additional paid-in capital		0.0
Retained earnings		0.0
Net parent investment		(17,479.0)	(8,384.7)
Accumulated other comprehensive loss		82.1	46.4
Total CPG Equity		(17,396.9)
Noncontrolling Interest		(956.4)
Total Equity		(18,353.3)	(8,338.3)
Total Liabilities and Equity		(20,486.5)	(8,349.5)
Columbia Pipeline Group
Current Assets
Accounts receivable, net		0.0	0.0
Cash and cash equivalents		800.0	0.0	0.0
Accounts receivable-affiliated		14.6	0.0
Materials and supplies, at average cost		0.0	0.0
Exchange gas receivable		0.0	0.0
Deferred property taxes		0.0	0.0
Deferred income taxes			0.0
Prepayments and other		0.3	0.0
Total Current Assets		814.9	0.0
Investments
Unconsolidated affiliates		0.0	0.0
Investments In and Advance to Consolidated Affiliates		5,174.6	4,176.3
Other investments		12.0	0.0
Total Investments		5,186.6	4,176.3
Property, Plant and Equipment
Property, plant and equipment		0.0	0.0
Accumulated depreciation and amortization		0.0	0.0
Net Property, Plant and Equipment		0.0	0.0
Other Noncurrent Assets
Regulatory assets		0.0	0.0
Goodwill		0.0	0.0
Notes receivable-affiliated		1,848.2
Postretirement and postemployment benefits assets		0.0	0.0
Deferred income taxes		18.9	0.0
Deferred charges and other		25.5	0.0
Total Other Noncurrent Assets		1,892.6	0.0
Total Assets		7,894.1	4,176.3
Current Liabilities
Current portion of long term debt- affiliated			0.0
Short-term borrowings		0.0
Short-term borrowings-affiliated		99.0	0.0
Accounts payable		0.1	0.0
Accounts payable-affiliated		10.8	0.0
Customer deposits		0.0	0.0
Taxes accrued		0.0	0.0
Interest accrued		9.4
Exchange gas payable		0.0	0.0
Deferred revenue		0.0	0.0
Accrued capital expenditures		0.0	0.0
Accrued compensation and related costs		0.0	0.0
Other accruals		0.0	0.0
Total Current Liabilities		119.3	0.0
Noncurrent Liabilities
Long-term debt		2,746.2
Long-term debt-affiliated		0.0	0.0
Deferred income taxes		0.0	0.0
Accrued liability for postretirement and postemployment benefits		0.3	0.0
Regulatory liabilities		0.0	0.0
Asset retirement obligations		0.0	0.0
Other noncurrent liabilities		15.3	0.0
Total Noncurrent Liabilities		2,761.8	0.0
Total Liabilities		2,881.1	0.0
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		4.0
Additional paid-in capital		4,032.7
Retained earnings		46.9
Net parent investment		0.0	4,210.8
Accumulated other comprehensive loss		(27.0)	(34.5)
Total CPG Equity		4,056.6
Noncontrolling Interest		956.4
Total Equity		5,013.0	4,176.3
Total Liabilities and Equity		7,894.1	4,176.3
Columbia Energy Group
Current Assets
Accounts receivable, net		5.6	0.0
Cash and cash equivalents		46.7	0.0	0.0
Accounts receivable-affiliated		85.6	6.2
Materials and supplies, at average cost		0.0	0.0
Exchange gas receivable		0.0	0.0
Deferred property taxes		0.0	0.0
Deferred income taxes			5.9
Prepayments and other		10.1	3.7
Total Current Assets		148.0	15.8
Investments
Unconsolidated affiliates		0.0	0.0
Investments In and Advance to Consolidated Affiliates		7,569.8	4,156.3
Other investments		0.3	0.0
Total Investments		7,570.1	4,156.3
Property, Plant and Equipment
Property, plant and equipment		0.0	0.0
Accumulated depreciation and amortization		0.0	0.0
Net Property, Plant and Equipment		0.0	0.0
Other Noncurrent Assets
Regulatory assets		35.1	0.0
Goodwill		0.0	0.0
Notes receivable-affiliated		0.0
Postretirement and postemployment benefits assets		0.5	0.0
Deferred income taxes		0.0	6.6
Deferred charges and other		0.0	6.4
Total Other Noncurrent Assets		35.6	13.0
Total Assets		7,753.7	4,185.1
Current Liabilities
Current portion of long term debt- affiliated			0.0
Short-term borrowings		0.0
Short-term borrowings-affiliated		0.0	5.2
Accounts payable		0.0	0.0
Accounts payable-affiliated		4.8	4.4
Customer deposits		0.0	0.0
Taxes accrued		0.0	0.0
Interest accrued		0.0
Exchange gas payable		0.0	0.0
Deferred revenue		0.0	0.0
Accrued capital expenditures		0.0	0.0
Accrued compensation and related costs		0.0	0.0
Other accruals		0.3	0.4
Total Current Liabilities		5.1	10.0
Noncurrent Liabilities
Long-term debt		0.0
Long-term debt-affiliated		1,217.3	0.0
Deferred income taxes		1,350.4	0.0
Accrued liability for postretirement and postemployment benefits		8.3	9.3
Regulatory liabilities		10.5	0.0
Asset retirement obligations		0.0	0.0
Other noncurrent liabilities		0.2	0.0
Total Noncurrent Liabilities		2,586.7	9.3
Total Liabilities		2,591.8	19.3
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		0.0
Additional paid-in capital		0.0
Retained earnings		0.0
Net parent investment		4,232.3	4,195.5
Accumulated other comprehensive loss		(26.8)	(29.7)
Total CPG Equity		4,205.5
Noncontrolling Interest		956.4
Total Equity		5,161.9	4,165.8
Total Liabilities and Equity		7,753.7	4,185.1
Columbia OpCo
Current Assets
Accounts receivable, net		0.0	0.0
Cash and cash equivalents		1.9	0.0	0.0
Accounts receivable-affiliated		3.4	0.0
Materials and supplies, at average cost		0.0	0.0
Exchange gas receivable		0.0	0.0
Deferred property taxes		0.0	0.0
Deferred income taxes			0.0
Prepayments and other		0.0	0.0
Total Current Assets		5.3	0.0
Investments
Unconsolidated affiliates		0.0	0.0
Investments In and Advance to Consolidated Affiliates		5,608.9	0.0
Other investments		0.0	0.0
Total Investments		5,608.9	0.0
Property, Plant and Equipment
Property, plant and equipment		0.0	0.0
Accumulated depreciation and amortization		0.0	0.0
Net Property, Plant and Equipment		0.0	0.0
Other Noncurrent Assets
Regulatory assets		0.0	0.0
Goodwill		1,975.5	0.0
Notes receivable-affiliated		0.0
Postretirement and postemployment benefits assets		0.0	0.0
Deferred income taxes		0.0	0.0
Deferred charges and other		0.0	0.0
Total Other Noncurrent Assets		1,975.5	0.0
Total Assets		7,589.7	0.0
Current Liabilities
Current portion of long term debt- affiliated			0.0
Short-term borrowings		0.0
Short-term borrowings-affiliated		0.0	0.0
Accounts payable		0.0	0.0
Accounts payable-affiliated		0.0	0.0
Customer deposits		0.0	0.0
Taxes accrued		0.0	0.0
Interest accrued		0.0
Exchange gas payable		0.0	0.0
Deferred revenue		0.0	0.0
Accrued capital expenditures		0.0	0.0
Accrued compensation and related costs		0.0	0.0
Other accruals		0.0	0.0
Total Current Liabilities		0.0	0.0
Noncurrent Liabilities
Long-term debt		0.0
Long-term debt-affiliated		0.0	0.0
Deferred income taxes		0.0	0.0
Accrued liability for postretirement and postemployment benefits		0.0	0.0
Regulatory liabilities		0.0	0.0
Asset retirement obligations		0.0	0.0
Other noncurrent liabilities		0.0	0.0
Total Noncurrent Liabilities		0.0	0.0
Total Liabilities		0.0	0.0
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		0.0
Additional paid-in capital		0.0
Retained earnings		0.0
Net parent investment		7,615.4	0.0
Accumulated other comprehensive loss		(25.7)	0.0
Total CPG Equity		7,589.7
Noncontrolling Interest		0.0
Total Equity		7,589.7	0.0
Total Liabilities and Equity		7,589.7	0.0
CPG OpCo GP
Current Assets
Accounts receivable, net		0.0	0.0
Cash and cash equivalents		0.0	0.0	0.0
Accounts receivable-affiliated		0.0	0.0
Materials and supplies, at average cost		0.0	0.0
Exchange gas receivable		0.0	0.0
Deferred property taxes		0.0	0.0
Deferred income taxes			0.0
Prepayments and other		0.0	0.0
Total Current Assets		0.0	0.0
Investments
Unconsolidated affiliates		0.0	0.0
Investments In and Advance to Consolidated Affiliates		0.0	0.0
Other investments		0.0	0.0
Total Investments		0.0	0.0
Property, Plant and Equipment
Property, plant and equipment		0.0	0.0
Accumulated depreciation and amortization		0.0	0.0
Net Property, Plant and Equipment		0.0	0.0
Other Noncurrent Assets
Regulatory assets		0.0	0.0
Goodwill		0.0	0.0
Notes receivable-affiliated		0.0
Postretirement and postemployment benefits assets		0.0	0.0
Deferred income taxes		0.0	0.0
Deferred charges and other		0.0	0.0
Total Other Noncurrent Assets		0.0	0.0
Total Assets		0.0	0.0
Current Liabilities
Current portion of long term debt- affiliated			0.0
Short-term borrowings		0.0
Short-term borrowings-affiliated		0.0	0.0
Accounts payable		0.0	0.0
Accounts payable-affiliated		0.0	0.0
Customer deposits		0.0	0.0
Taxes accrued		0.0	0.0
Interest accrued		0.0
Exchange gas payable		0.0	0.0
Deferred revenue		0.0	0.0
Accrued capital expenditures		0.0	0.0
Accrued compensation and related costs		0.0	0.0
Other accruals		0.0	0.0
Total Current Liabilities		0.0	0.0
Noncurrent Liabilities
Long-term debt		0.0
Long-term debt-affiliated		0.0	0.0
Deferred income taxes		0.0	0.0
Accrued liability for postretirement and postemployment benefits		0.0	0.0
Regulatory liabilities		0.0	0.0
Asset retirement obligations		0.0	0.0
Other noncurrent liabilities		0.0	0.0
Total Noncurrent Liabilities		0.0	0.0
Total Liabilities		0.0	0.0
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		0.0
Additional paid-in capital		0.0
Retained earnings		0.0
Net parent investment		0.0	0.0
Accumulated other comprehensive loss		0.0	0.0
Total CPG Equity		0.0
Noncontrolling Interest		0.0
Total Equity		0.0	0.0
Total Liabilities and Equity		0.0	0.0
Non-Guarantor Subsidiaries
Current Assets
Accounts receivable, net		146.8	149.4
Cash and cash equivalents		82.3	0.5	$ 0.4
Accounts receivable-affiliated		156.4	174.7
Materials and supplies, at average cost		32.8	24.9
Exchange gas receivable		19.0	34.8
Deferred property taxes		52.0	48.9
Deferred income taxes			54.1
Prepayments and other		43.8	20.8
Total Current Assets		533.1	508.1
Investments
Unconsolidated affiliates		438.1	444.3
Investments In and Advance to Consolidated Affiliates		0.0	5.7
Other investments		1.5	2.7
Total Investments		439.6	452.7
Property, Plant and Equipment
Property, plant and equipment		9,052.3	7,935.4
Accumulated depreciation and amortization		(2,988.6)	(2,976.8)
Net Property, Plant and Equipment		6,063.7	4,958.6
Other Noncurrent Assets
Regulatory assets		142.6	151.9
Goodwill		0.0	1,975.5
Notes receivable-affiliated		0.0
Postretirement and postemployment benefits assets		115.6	90.0
Deferred income taxes		0.0	0.0
Deferred charges and other		10.6	8.8
Total Other Noncurrent Assets		268.8	2,226.2
Total Assets		7,305.2	8,145.6
Current Liabilities
Current portion of long term debt- affiliated			115.9
Short-term borrowings		15.0
Short-term borrowings-affiliated		134.3	247.3
Accounts payable		56.7	56.0
Accounts payable-affiliated		11.1	50.1
Customer deposits		17.9	13.4
Taxes accrued		111.7	106.9
Interest accrued		0.1
Exchange gas payable		18.6	34.7
Deferred revenue		15.0	22.5
Accrued capital expenditures		100.1	61.1
Accrued compensation and related costs		51.9	31.2
Other accruals		69.7	39.7
Total Current Liabilities		602.1	778.8
Noncurrent Liabilities
Long-term debt		0.0
Long-term debt-affiliated		630.9	1,472.8
Deferred income taxes		16.6	1,262.3
Accrued liability for postretirement and postemployment benefits		41.2	43.7
Regulatory liabilities		311.1	295.7
Asset retirement obligations		25.7	23.2
Other noncurrent liabilities		75.9	96.6
Total Noncurrent Liabilities		1,101.4	3,194.3
Total Liabilities		1,703.5	3,973.1
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized; 399,841,350 and no shares outstanding, respectively		0.0
Additional paid-in capital		0.0
Retained earnings		0.0
Net parent investment		5,631.3	4,189.2
Accumulated other comprehensive loss		(29.6)	(16.7)
Total CPG Equity		5,601.7
Noncontrolling Interest		0.0
Total Equity		5,601.7	4,172.5
Total Liabilities and Equity		$ 7,305.2	$ 8,145.6

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.